EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Earnings (loss) available to common shareholders	$ 497	$ (42)
Common shares (millions):
Weighted average number of common shares outstanding	80.9	81.8
Dilutive stock options (in shares)	0.1	0.0
Diluted number of common shares	81.0	81.8
Earnings (loss) per common share:
Basic (in dollars per share)	$ 6.14	$ (0.51)
Diluted (in dollars per share)	$ 6.14	$ (0.51)